Pruco Life Insurance Company	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

September 08, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D. C. 20549

Re: Pruco Life Variable Universal Account (File No. 811-5826)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life Variable Universal Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2008 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:	AIM Variable Insurance Funds
Registration No.:	811-07452
CIK No.:	0000896435
Accession No.:	0000950129-08-004608
Date of Filing:	08/25/08

2.	Filer/Entity:	American Century Variable Portfolios, Inc.
Registration No.:	811-05188
CIK No.:	0000814680
Accession No.:	0000814680-08-000042
Date of Filing:	08/22/08

3.	Filer/Entity:	Advanced Series Trust ("AST")
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-08-191128
Date of Filing:	09/05/08

4.	Filer/Entity:	Dreyfus Investment Portfolios
Registration No.:	811-08673
CIK No.:	0001056707
Accession No.:	0001056707-08-000011
Date of Filing:	08/18/08

5.	Filer/Entity:	Dreyfus Socially Responsible Growth Fund, Inc.
Registration No.:	811-07044
CIK No.:	0000890064
Accession No.:	0000890064-08-000007
Date of Filing:	08/18/08

6.	Filer/Entity:	Dreyfus Variable Investment Fund
Registration No.:	811-05125
CIK No.:	0000813383
Accession No.:	0000813383-08-000010
Date of Filing:	08/19/08

7.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
Registration No.:	811-05583
CIK No.:	0000837274
Accession No.:	0001193125-08-185461
Date of Filing:	08/27/08

8.	Filer/Entity:	Goldman Sachs Variable Insurance Trust
Registration No.:	811-08361
CIK No.:	0001046292
Accession No.:	0000950123-08-010212
Date of Filing:	08/28/08

9.	Filer/Entity:	Janus Aspen Series
Registration No.:	811-07736
CIK No.:	0000906185
Accession No.:	0000950134-08-015843
Date of Filing:	08/27/08

10.	Filer/Entity:	JPMorgan Insurance Trust
Registration No.:	811-07874
CIK No.:	0000909221
Accession No.:	0001145443-08-002566
Date of Filing:	09/05/08

11.	Filer/Entity:	M Funds, Inc.
Registration No.:	811-09082
CIK No.:	0000948258
Accession No.:	0001104659-08-056288
Date of Filing:	09/02/08

12.	Filer/Entity:	MFS Variable Insurance Trust
Registration No.:	811-8326
CIK No.:	0000918571
Accession No.:	0001193125-08-191824
Date of Filing:	09/08/08

13.	Filer/Entity:	Neuberger Berman Advisers Management Trust ("AMT")
Registration No.:	811-04255
CIK No.:	0000736913
Accession No.:	0000945621-08-000068
Date of Filing:	08/20/08

14.	Filer/Entity:	Oppenheimer Variable Account Funds
Registration No.:	811-04108
CIK No.:	0000752737
Accession No.:	0000935069-08-001876
Date of Filing:	08/26/08

15.	Filer/Entity:	ProFunds VP
Registration No.:	811-08239
CIK No.:	0001039803
Accession No.:	0001209286-08-000279
Date of Filing:	09/05/08

16.	Filer/Entity:	T. Rowe Price International Stock Portfolio
Registration No.:	811-07143
CIK No.:	0000918292
Accession No.:	0000918292-08-000010
Date of Filing:	08/27/08

17.	Filer/Entity:	The Prudential Series Fund, Inc.
Registration No.:	811-03623
CIK No.:	0000711175
Accession No.:	0001193125-08-191170
Date of Filing:	09/05/08

If you have any questions regarding this filing, please contact me at (973) 802-4708.

Sincerely,

_/s/_____________________________

Thomas C. Castano

VIA EDGAR